Other Non-Current Assets (Details) $ in Millions	1 Months Ended
	Dec. 31, 2025 USD ($) rig	Dec. 31, 2024 USD ($)
Disaggregation of Revenue [Line Items]
Deposit for acquisition of jack-up rigs	$ 36.0	$ 0.0
Deferred mobilization and contract preparation cost	29.4	39.5
Deferred tax asset, net	22.3	18.6
Deferred demobilization revenue	9.9	1.5
Deferred finance charges	2.1	1.2
Other long term assets	1.0	1.7
Other non-current assets	100.7	62.5
Noble Corporation
Disaggregation of Revenue [Line Items]
Deposit for acquisition of jack-up rigs	$ 36.0
Number of rigs acquired | rig	5
Deferred demobilization revenue
Disaggregation of Revenue [Line Items]
Deferred demobilization revenue	$ 9.9	$ 1.5